Annual Operating Expenses {- Fidelity Series Emerging Markets Debt Fund} - 12.31 Fidelity Series Emerging Markets Debt Funds Combo PRO-01 - Fidelity Series Emerging Markets Debt Fund - Fidelity Series Emerging Markets Debt Fund
Mar. 01, 2021
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none